INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Investments [Abstract]
Investments

	2018	2017
Joint venture	31,488	42,346
Investments in associates	44,124	42,115
Tax incentives, net of allowances for losses	31,876	31,579
Other investments	10,352	20,470

Total	117,840	136,510

Summary of the movements in investment balances

Summary of the movements in investment balances

Balance at 2016	135,652

Share of profits of subsidiaries	(433)
Associates’ share of other comprehensive income	1,949
Other	(658)

Balance at 2017	136,510

Share of profits of subsidiaries	(13,492)
Associates’ share of other comprehensive income	(2,270)
Other	(2,908)

Balance at 2018	117,840